Tax - Reconciliation (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Tax
UK corporation tax	25.00%	23.50%
Profit before tax	£ 3,029	£ 3,589
Expected tax charge	(757)	(843)
Losses and temporary differences in period where no deferred tax assets recognised	(10)	(38)
Foreign profits taxed at other rates	17	(21)
losses on disposals and write-downs	(9)	(1)
UK Bank Levy	(16)	(12)
regulatory and legal actions	(3)	(3)
other disallowable items	(17)	(18)
FX recycling on UBIDAC capital reduction		75
RPI-related uplift on index-linked gilts	18	6
other non-taxable items	4	8
Taxable foreign exchange movements	2	6
Unrecognised losses bought forward and utilised	12	8
Banking surcharge	(81)	(144)
Pillar 2 top-up tax	(11)
Tax on paid-in equity dividends	33	22
Adjustments in respect of prior years	17	(106)
Tax charge for the period	(801)	£ (1,061)
Deferred tax asset	1,719		£ 1,894
Deferred tax liability	108		141
Total losses carried forward
Tax
Deferred tax asset	£ 853		£ 1,019